Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Business combination extend acquisition team	1 year
Accumulated other comprehensive loss (in Dollars)	$ 4,000	$ 3,430	$ 2,000
Foreign currency	1
Operating segments	1
VAT rates range	13.00%
Amount recognized of tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses (in Dollars)	$ 11,870	$ 2,370	$ 1,430
Voting Power [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Segments [Member]
Summary of Significant Accounting Policies [Line Items]
Operating segments	1